Fair Value Measurements (Details) - Private Placement [Member] - USD ($)		5 Months Ended
	Apr. 09, 2021	Jun. 30, 2021
Fair Value Measurements (Details) [Line Items]
Recognized loss	$ 15,213,000
Aggregate private placement warrant		$ 13,040,000
Aggregate fair value		$ 28,253,000